Investment Objectives and Goals - iShares Government Money Market ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES GOVERNMENT MONEY MARKET ETF Ticker: GMMF Stock Exchange: NYSE
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Government Money Market ETF (the “Fund”) seeks current income as is consistent with liquidity and stability of principal.